15. Commitments and contingencies	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 15. Commitments and contingencies

As at March 31, 2016, the Company had the following commitments:

	Total	Less than 1 year	1 - 2 years	Thereafter
Lease commitments	$272	$196	$76	$-

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 8).